Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Equity	€ 37,038	€ 34,412	€ 33,251	€ 33,249	€ 33,512
Non-current lease liabilities	5,875	5,593	5,609
Fixed assets payable	1,291	817		612
Non-current employee benefits	2,202	2,554		2,823
Non-current liabilities included in the calculation of net financial debt	30,858	33,562		27,461
Other	2,175	2,035		2,151
Total non-current liabilities	42,401	44,561	39,644	33,047
Current lease liabilities	1,496	1,339	1,363
Fixed assets payable	3,349	2,848		2,835
Trade payables	6,475	6,682	6,697	6,736	6,527
Customer contract liabilities	1,984	2,093		2,002	2,021
Current employee benefits	2,192	2,261		2,392
Deferred income	165	51		58	€ 76
Current liabilities included in the calculation of net financial debt	5,205	3,947		7,403
Other	7,427	8,545		8,870
Total current liabilities	28,294	27,767	31,407	30,296
Total equity and liabilities	107,733	106,741	€ 104,302	96,592
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	37,251	34,428		33,151
Non-current lease liabilities	5,843	5,564
Fixed assets payable	1,291	817		612
Non-current employee benefits	2,194	2,544		2,815
Non-current liabilities included in the calculation of net financial debt	30,858	33,562		27,461
Other	2,092	1,954		2,080
Total non-current liabilities	42,278	44,441		32,968
Current lease liabilities	1,491	1,335
Fixed assets payable	3,349	2,848		2,835
Trade payables	6,411	6,581		6,635
Customer contract liabilities	1,985	2,094		2,002
Current employee benefits	2,166	2,254		2,384
Deferred income	165	51		58
Current liabilities included in the calculation of net financial debt	5,207	3,950		7,403
Other	3,714	3,908		3,803
Total current liabilities	24,488	23,021		25,120
Total equity and liabilities	104,017	101,892		91,239
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,238	961
Fixed assets payable	613	35		48
Non-current employee benefits	1,171	1,461		1,726
Other	583	574		635
Total non-current liabilities	3,606	3,030		2,409
Current lease liabilities	240	170
Fixed assets payable	1,564	1,144		1,116
Trade payables	2,646	2,682		2,598
Customer contract liabilities	940	1,015		1,091
Current employee benefits	1,166	1,224		1,307
Deferred income	2	2		2
Other	670	781		846
Total current liabilities	7,229	7,017		6,960
Total equity and liabilities	10,835	10,047		9,369
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,881	1,847
Fixed assets payable	525	616		410
Non-current employee benefits	23	51		44
Other	367	382		369
Total non-current liabilities	2,796	2,896		823
Current lease liabilities	463	477
Fixed assets payable	1,068	970		996
Trade payables	1,867	1,989		1,983
Customer contract liabilities	405	433		389
Current employee benefits	138	142		140
Deferred income	119	6		3
Other	373	446		400
Total current liabilities	4,432	4,461		3,911
Total equity and liabilities	7,229	7,357		4,734
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	977	945
Fixed assets payable	339	366		119
Non-current employee benefits	9	17		11
Other	65	80		126
Total non-current liabilities	1,389	1,409		256
Current lease liabilities	277	284
Fixed assets payable	655	563		598
Trade payables	987	1,051		1,055
Customer contract liabilities	103	98		66
Current employee benefits	38	33		38
Deferred income	114
Other	131	178		148
Total current liabilities	2,304	2,207		1,905
Total equity and liabilities	3,692	3,616		2,161
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	904	902
Fixed assets payable	186	251		291
Non-current employee benefits	15	34		33
Other	302	301		243
Total non-current liabilities	1,407	1,487		567
Current lease liabilities	186	192
Fixed assets payable	413	407		398
Trade payables	880	935		926
Customer contract liabilities	303	335		322
Current employee benefits	101	110		102
Deferred income	5	6		3
Other	242	268		253
Total current liabilities	2,129	2,252		2,004
Total equity and liabilities	3,536	3,739		2,571
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade payables	0	3		2
Other				(1)
Total current liabilities	0	3		1
Total equity and liabilities	0	3		1
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	825	979
Fixed assets payable	153	166		154
Non-current employee benefits	72	68		64
Other	69	55		59
Total non-current liabilities	1,119	1,268		277
Current lease liabilities	141	157
Fixed assets payable	523	529		528
Trade payables	1,066	1,136		1,081
Customer contract liabilities	126	123		127
Current employee benefits	72	71		68
Deferred income	36	36		44
Other	1,435	1,211		1,069
Total current liabilities	3,398	3,264		2,917
Total equity and liabilities	4,517	4,532		3,194
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	346	288
Non-current employee benefits	242	264		264
Other	39	39		46
Total non-current liabilities	628	590		310
Current lease liabilities	118	110
Fixed assets payable	60	72		58
Trade payables	745	784		689
Customer contract liabilities	422	412		283
Current employee benefits	415	407		398
Deferred income	1	1		2
Other	257	283		273
Total current liabilities	2,019	2,068		1,703
Total equity and liabilities	2,647	2,658		2,013
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,553	1,490
Non-current employee benefits	684	702		717
Other	44	55		180
Total non-current liabilities	2,282	2,247		897
Current lease liabilities	529	422
Fixed assets payable	135	135		138
Trade payables	848	763		917
Customer contract liabilities	119	126		129
Current employee benefits	374	411		471
Deferred income	6	7		7
Other	900	846		833
Total current liabilities	2,911	2,711		2,495
Total equity and liabilities	5,193	4,958		3,392
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	37,251	34,428		33,151
Non-current employee benefits	0
Non-current liabilities included in the calculation of net financial debt	30,858	33,562		27,461
Other	990	849		791
Total non-current liabilities	31,847	34,411		28,252
Fixed assets payable	(1)	(1)		(1)
Trade payables	(761)	(773)		(633)
Customer contract liabilities	(27)	(15)		(16)
Current employee benefits	0
Deferred income	0	0
Current liabilities included in the calculation of net financial debt	5,207	3,950		7,403
Other	80	341		382
Total current liabilities	4,498	3,501		7,135
Total equity and liabilities	73,596	72,340		68,538
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)		(27)
Total non-current liabilities	(27)	(27)		(27)
Trade payables	(55)	(24)		(34)
Customer contract liabilities	(1)	0
Current liabilities included in the calculation of net financial debt	(2)	(3)
Other	(2)	0
Total current liabilities	(61)	(28)		(34)
Total equity and liabilities	(88)	(55)		(61)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	(213)	(16)		98
Non-current lease liabilities	31	29
Non-current employee benefits	8	9		8
Other	110	109		98
Total non-current liabilities	150	147		106
Current lease liabilities	5	4
Trade payables	120	125		135
Current employee benefits	27	6		8
Other	3,715	4,638		5,067
Total current liabilities	3,867	4,773		5,210
Total equity and liabilities	€ 3,804	€ 4,904		€ 5,414